UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Investment Quality Municipal Fund, Inc. (NQM) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 0.5% (0.3% of Total Investments)
$ 1,200	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$1,244,064
	System Inc., Series 2005A, 5.250%, 11/15/20
1,250	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,255,937
	International Paper Company, Series 2005A, 5.000%, 6/01/25

2,450	Total Alabama			2,500,001

	Alaska – 0.8% (0.5% of Total Investments)
4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	BBB	4,225,240
	Series 2000, 6.500%, 6/01/31

	Arizona – 0.2% (0.1% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24	12/15 at 100.00	BBB	206,422
265	5.250%, 12/01/25	12/15 at 100.00	BBB	274,347

465	Total Arizona			480,769

	Arkansas – 2.4% (1.6% of Total Investments)
1,795	Arkansas Development Finance Authority, Home Mortgage Revenue Bonds,	7/08 at 101.50	AAA	1,803,993
	FNMA/GNMA Mortgage-Backed Securities Program, Series 1998A, 5.150%, 7/01/17
	University of Arkansas, Pine Bluff Campus, Revenue Bonds, Series 2005A:
3,290	5.000%, 12/01/30 – AMBAC Insured	12/15 at 100.00	Aaa	3,433,970
2,000	5.000%, 12/01/35 – AMBAC Insured	12/15 at 100.00	Aaa	2,077,820
	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds, Series
	2000:
1,055	5.600%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Aaa	1,136,235
3,600	5.650%, 12/01/31 – AMBAC Insured	12/10 at 100.00	Aaa	3,889,044
1,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	1,001,080
	Series 2005B, 5.000%, 2/01/30

12,740	Total Arkansas			13,342,142

	California – 19.8% (13.0% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	3,059,280
	Series 2005, 4.750%, 10/01/28
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	2,543,400
	Series 2005, 5.000%, 11/15/27
5,925	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	6/06 at 100.00	Aa2	5,930,747
	California Projects, Series 1993A, 5.500%, 6/01/21
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,026,490
	Health System, Series 2005A, 5.250%, 7/01/30
10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25	8/13 at 100.00	A	10,712,700
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	2,022,303
	Company, Series 1996A, 5.300%, 7/01/21
2,675	Commerce Joint Power Financing Authority, California, Tax Allocation Refunding Bonds,	No Opt. Call	AA	2,718,469
	Redevelopment Projects 2 and 3, Series 2003A, 5.000%, 8/01/28 – RAAI Insured
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	13,751,322
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
5,730	Los Angeles Unified School District, California, General Obligation Bonds, Series 2002E,	7/12 at 100.00	AAA	6,121,531
	5.125%, 7/01/22 – MBIA Insured
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AAA	1,218,675
	Bonds, Series 1999, 5.950%, 9/01/21 – MBIA Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	21,447,042
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	18,625,939
	Bonds, Series 1988B, 8.200%, 9/01/23 (ETM) (Alternative Minimum Tax)
3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,659,275
	Center, Series 2004, 5.875%, 7/01/26
5,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	2/12 at 101.00	AAA	5,202,000
	Series 2002A, 5.000%, 2/01/27 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
6,175	0.000%, 1/15/28 – MBIA Insured	No Opt. Call	AAA	2,219,110
8,135	0.000%, 1/15/34 – MBIA Insured	No Opt. Call	AAA	2,144,793
17,195	0.000%, 1/15/35 – MBIA Insured	No Opt. Call	AAA	4,273,817
3,185	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	AAA	3,220,704

115,520	Total California			109,897,597

	Colorado – 5.0% (3.3% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,008,370
	Society, Series 2005, 5.000%, 6/01/29
105	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1996B, 7.450%,	5/06 at 105.00	Aa2	106,591
	11/01/27
12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	AAA	13,493,559
	6.000%, 11/15/19 – AMBAC Insured (Alternative Minimum Tax)
3,200	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines	4/06 at 100.00	N/R	3,187,584
	Corporation, Series 1992A, 6.875%, 10/01/32 (Alternative Minimum Tax) (5)
7,865	El Paso County School District 11, Colorado Springs, Colorado, General Obligation Improvement	12/07 at 125.00	AA–	10,084,188
	Bonds, Series 1996, 7.125%, 12/01/21

24,620	Total Colorado			27,880,292

	District Of Columbia – 6.3% (4.1% of Total Investments)
23,645	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	4/09 at 160.00	AAA	27,369,796
	5.500%, 10/01/23 – FSA Insured
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – MBIA Insured	No Opt. Call	AAA	3,498,870
15,950	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A, 0.000%, 4/01/31 –	4/11 at 31.03	AAA	3,917,161
	MBIA Insured

42,595	Total District Of Columbia			34,785,827

	Florida – 1.9% (1.2% of Total Investments)
4,230	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,292,054
	Series 2005, 5.000%, 4/01/24
1,570	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Refunding Bonds,	10/08 at 101.00	A3	1,607,256
	Baptist Hospital and Baptist Manor, Series 1998, 5.125%, 10/01/19
3,200	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	3,556,800
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%, 1/01/25 – FGIC Insured	1/13 at 100.00	AAA	1,053,940

10,000	Total Florida			10,510,050

	Georgia – 6.0% (3.9% of Total Investments)
17,500	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	19,023,200
	(Pre-refunded 1/01/10) – FGIC Insured
2,710	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/23 – FSA	11/14 at 100.00	AAA	2,854,009
	Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AAA	2,296,900
	Series 1996, 5.500%, 8/15/26 – MBIA Insured
5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University –	9/11 at 102.00	AAA	6,532,193
	TUFF/Atlanta Housing LLC, Series 2001A, 5.500%, 9/01/22 – AMBAC Insured
2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A+	2,683,395
	Series 1997E, 6.500%, 1/01/20

30,440	Total Georgia			33,389,697

	Idaho – 0.9% (0.6% of Total Investments)
4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 – MBIA Insured	12/11 at 100.00	Aaa	5,161,659

	Illinois – 10.3% (6.7% of Total Investments)
4,705	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Series 2000, 6.250%, 3/01/20	3/10 at 101.00	AA	5,118,664
	– RAAI Insured
4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	AAA	5,080,791
	Authority, Series 2003, 5.250%, 3/01/23 – AMBAC Insured
9,000	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air	11/35 at 100.00	N/R	4,167,810
	Lines Inc. Project, Series 2001A, 6.375%, 11/01/35 (Mandatory put 5/01/13) (Alternative
	Minimum Tax) (5)
2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, DuPage and	1/11 at 100.00	Aaa	2,341,784
	Cook Counties Community Unit School District 205 – Elmhurst, Series 2000, 6.000%, 1/01/19
	(Pre-refunded 1/01/11) – FSA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,608,150
1,000	5.250%, 11/15/22	5/14 at 100.00	A	1,039,760
2,600	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	2,667,080
	5.500%, 5/15/32
12,725	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation School	No Opt. Call	Aaa	15,425,118
	Bonds, Series 1997, 7.800%, 1/01/12 – FSA Insured
6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building	No Opt. Call	AAA	7,022,169
	Bonds, Series 1994, 5.850%, 2/01/13 (ETM) – FGIC Insured
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,965,335
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
3,585	Pekin, Illinois, FHA-Insured Section 8 Multifamily Housing Revenue Refunding Bonds, United	5/06 at 100.00	AAA	3,601,706
	Auto Workers Senior Center, Series 1992A, 6.875%, 5/01/22
	Will County High School District 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 – FSA Insured	No Opt. Call	AAA	1,513,724
1,300	8.700%, 12/01/14 – FSA Insured	No Opt. Call	AAA	1,757,509
1,180	Will County School District 17, Channahon, Illinois, General Obligation School Building Bonds,	No Opt. Call	Aaa	1,536,289
	Series 2001, 8.400%, 12/01/13 – AMBAC Insured

58,940	Total Illinois			56,845,889

	Indiana – 3.2% (2.1% of Total Investments)
5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	Aa3 (4)	6,152,402
	4/01/20 (Pre-refunded 4/01/11)
1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds,	7/10 at 102.00	Aaa	1,981,727
	Cloverleaf Apartments Project Phase I, Series 2000, 6.000%, 1/20/31
2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,630,903
	Project, Series 2000, 6.050%, 1/20/36
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23	2/15 at 100.00	BBB	1,576,179
2,500	5.375%, 2/15/34	2/15 at 100.00	BBB	2,524,900
2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%,	1/13 at 101.00	AAA	3,097,408
	7/15/14 – AMBAC Insured

16,720	Total Indiana			17,963,519

	Iowa – 1.4% (0.9% of Total Investments)
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	7,918,640
	5.500%, 6/01/42

	Kansas – 1.2% (0.8% of Total Investments)
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,032,370
	Inc., Series 2005L, 5.000%, 11/15/22
855	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	876,674
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
3,840	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AAA	5,011,968
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)

5,695	Total Kansas			6,921,012

	Kentucky – 0.4% (0.2% of Total Investments)
2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital	1/07 at 102.00	AAA	2,076,300
	HealthCare Services Inc., Series 1996, 5.700%, 1/01/21 – AMBAC Insured

	Louisiana – 3.7% (2.4% of Total Investments)
1,265	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	10/07 at 102.00	Aaa	1,269,541
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
1,380	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	1,427,927
895	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	914,350
645	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	651,502
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,075,720
	Lady Health System, Series 2005A, 5.250%, 8/15/31
11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987,	No Opt. Call	AAA	13,346,366
	9.000%, 2/01/09 (ETM) – MBIA Insured

18,730	Total Louisiana			20,685,406

	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	2,633,700
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 3.5% (2.3% of Total Investments)
5,120	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	4,999,936
	Apartments, Series 1999, 7.000%, 12/01/31
1,100	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caritas Christi	1/09 at 101.00	BBB	1,128,072
	Obligated Group, Series 1999A, 5.625%, 7/01/20
1,640	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/11 at 100.00	BBB	1,790,700
	Health Care, Series 2001C, 6.500%, 7/01/21
1,325	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	1,314,188
	Health Care, Series 2005D, 5.000%, 7/01/33
2,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,044,700
	Haverhill Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)
6,600	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	6,998,046
	5.000%, 8/15/23 – FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%, 8/01/26 –	8/17 at 100.00	AAA	1,094,520
	MBIA Insured

18,785	Total Massachusetts			19,370,162

	Michigan – 3.7% (2.4% of Total Investments)
4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,691,830
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 (Pre-refunded 5/01/12) – FSA Insured
10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	AAA	12,208,253
	FGIC Insured
1,800	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	1,924,722
	6.000%, 7/01/35
1,350	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	1,433,619
	10/15/22 – AMBAC Insured

17,615	Total Michigan			20,258,424

	Minnesota – 7.2% (4.7% of Total Investments)
8,250	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	8,362,448
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	AAA	7,170,700
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (ETM) (Alternative Minimum Tax)
620	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	670,778
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
19,380	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	21,874,787
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29 (Pre-refunded
	11/15/10)
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	737,247
	2005-6G, 5.000%, 10/01/22
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,081,810
	Series 2005, 6.000%, 11/15/25

34,950	Total Minnesota			39,897,770

	Mississippi – 0.3% (0.2% of Total Investments)
1,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,289,407
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 1.8% (1.2% of Total Investments)
7,385	Kansas City Industrial Development Authority, Missouri, FNMA Multifamily Housing Revenue	1/07 at 102.00	AAA	7,629,444
	Bonds, Royal Woods Apartments Project, Series 1997, 5.600%, 1/01/30 (Mandatory put 1/01/10)
	(Alternative Minimum Tax)
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
780	6.000%, 6/01/20	No Opt. Call	BBB+	897,632
1,225	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,235,829
115	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	115,324
	Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

9,505	Total Missouri			9,878,229

	Montana – 0.5% (0.4% of Total Investments)
3,000	Montana Board of Housing, Single Family Program Bonds, Series 2005-RA-1, 4.750%, 6/01/44	6/14 at 100.00	AA+	2,978,310

	Nebraska – 0.8% (0.5% of Total Investments)
2,520	NebHelp Inc., Nebraska, Revenue Bonds, Student Loan Program, Series 1993B, 5.875%, 6/01/14 -	3/06 at 101.00	AAA	2,526,779
	MBIA Insured (Alternative Minimum Tax)
1,985	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B,	3/06 at 100.75	AAA	1,989,168
	6.450%, 3/01/35 (Alternative Minimum Tax)

4,505	Total Nebraska			4,515,947

	Nevada – 5.0% (3.3% of Total Investments)
11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19	6/12 at 100.00	AAA	12,183,490
	(Pre-refunded 6/15/12) – MBIA Insured
14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	AAA	15,703,588
	Monorail Project, First Tier, Series 2000, 5.625%, 1/01/34 – AMBAC Insured

25,530	Total Nevada			27,887,078

	New Jersey – 1.8% (1.2% of Total Investments)
3,350	Essex County, New Jersey, General Obligation Bonds, Series 2005A, 5.000%, 5/01/26 – MBIA	5/15 at 100.00	Aaa	3,528,488
	Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24	9/15 at 100.00	AA–	1,417,591
1,000	5.250%, 9/01/26	9/15 at 100.00	AA–	1,065,040
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series	7/15 at 100.00	AAA	2,128,920
	2005A, 5.000%, 7/01/24
1,895	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,962,367
	Series 2002, 5.750%, 6/01/32

9,570	Total New Jersey			10,102,406

	New Mexico – 0.4% (0.3% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series
	2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	923,613
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,350,193

2,175	Total New Mexico			2,273,806

	New York – 17.5% (11.4% of Total Investments)
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,757,890
	2005F, 5.000%, 3/15/24 – AMBAC Insured
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	2,357,213
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,299,488
	5.000%, 11/15/30
7,800	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	8,160,750
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/28 – AMBAC Insured
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	1,319,325
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 – MBIA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,225	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	3,410,083
1,665	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	1,758,074
5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,864,319
	Series 2004C, 5.000%, 2/01/22
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	A+	5,427,650
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	5,360,400
4,200	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	A+	4,369,302
7,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	A+	7,300,160
5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,347,650
	5.250%, 12/01/19
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,440	5.000%, 1/01/26 – FSA Insured	7/15 at 100.00	AAA	6,783,252
3,000	4.750%, 1/01/29 – FSA Insured	7/15 at 100.00	AAA	3,053,490
2,030	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	2,170,314
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured
5,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	5,779,998
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
4,205	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	4,426,898
	2004A-1, 5.000%, 3/15/23 – FGIC Insured
16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	19,124,713
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)

90,345	Total New York			97,070,969

	North Carolina – 5.6% (3.7% of Total Investments)
2,795	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds, Double Oaks Apartments, Series	11/07 at 100.00	AAA	2,895,117
	1992, 7.350%, 5/15/26
19,775	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/07 at 102.00	AAA	20,629,873
	1996B, 5.875%, 1/01/21 (Pre-refunded 1/01/07) – MBIA Insured
7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA	7,780,538
	Health System, Series 2001, 5.250%, 10/01/26

29,990	Total North Carolina			31,305,528

	Ohio – 1.7% (1.1% of Total Investments)
8,650	Cuyahoga County, Ohio, Hospital Revenue and Improvement Bonds, MetroHealth System, Series	2/09 at 101.00	A– (4)	9,397,187
	1999, 6.150%, 2/15/29 (Pre-refunded 2/15/09)

	Oklahoma – 0.8% (0.5% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	503,385
750	5.375%, 9/01/36	9/16 at 100.00	BBB–	752,970
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	6/09 at 100.00	B–	3,244,230
	Series 2000B, 6.000%, 6/01/35 (Mandatory put 12/01/08) (Alternative Minimum Tax)

4,550	Total Oklahoma			4,500,585

	Pennsylvania – 1.2% (0.8% of Total Investments)
5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18 – FSA	3/11 at 100.00	AAA	5,333,150
	Insured
1,000	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,068,490
	Series 2004B, 5.500%, 11/15/24

6,000	Total Pennsylvania			6,401,640

	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30 –	7/15 at 100.00	AAA	1,044,640
	XLCA Insured
1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	1,619,610
	5.500%, 10/01/40
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,369,709

3,725	Total Puerto Rico			4,033,959

	Rhode Island – 5.6% (3.7% of Total Investments)
24,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	25,083,360
	Lifespan Obligated Group, Series 1996, 5.750%, 5/15/23 – MBIA Insured
5,610	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,884,553
	Series 2002A, 6.000%, 6/01/23

29,610	Total Rhode Island			30,967,913

	South Carolina – 2.4% (1.6% of Total Investments)
2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,081,900
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,630,228
	GROWTH, Series 2004, 5.250%, 12/01/23
6,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	6,839,755
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30

12,905	Total South Carolina			13,551,883

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,866,813
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.2% (0.8% of Total Investments)
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,331,168
	States Health Alliance, Series 2006A, 5.500%, 7/01/36 (WI/DD, Settling 2/14/06)
3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Baa3	3,180,750
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

6,200	Total Tennessee			6,511,918

	Texas – 13.9% (9.1% of Total Investments)
3,135	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	12/10 at 105.00	Aaa	3,464,332
	Housing Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative
	Minimum Tax)
635	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	676,427
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22
18,075	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	19,478,162
	Schoolhouse and Refunding Bonds, Series 2000, 5.500%, 2/15/22 (Pre-refunded 2/15/10)
1,885	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 (ETM) –	No Opt. Call	AAA	1,979,589
	AMBAC Insured
4,915	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%, 2/15/10 –	No Opt. Call	AAA	5,297,338
	AMBAC Insured
5,000	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/14 –	8/10 at 100.00	AAA	5,460,650
	MBIA Insured
2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	AAA	2,472,486
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
11,950	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	5,575,990
	0.000%, 12/01/22 (ETM) – FSA Insured
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AAA	2,180,131
	0.000%, 12/01/22 – FSA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	No Opt. Call	BBB–	830,656
1,000	5.125%, 8/15/26	No Opt. Call	BBB–	1,006,220
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,009,820
	2001C, 5.200%, 5/01/28
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	AAA	4,351,090
	5.500%, 9/01/30 – FGIC Insured
5,450	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	6,147,927
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-
	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series
	2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	AAA	4,970,300
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	AAA	5,386,080
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,532,700
	2005, 5.000%, 7/01/20
3,965	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas	11/07 at 102.00	AAA	4,155,756
	Medical Center Regional Healthcare Center, Series 1997C, 5.600%, 11/01/27 – FSA Insured

93,206	Total Texas			76,975,654

	Virginia – 0.4% (0.2% of Total Investments)
1,935	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	2,010,271
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)

	Washington – 8.6% (5.6% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	6,175,310
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – MBIA Insured
17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%,	12/10 at 100.00	AAA	18,193,925
	12/01/25 (Alternative Minimum Tax)
16,750	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 – MBIA Insured	8/10 at 100.00	AAA	17,955,498
5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AAA	5,367,400
	(Alternative Minimum Tax)

50,170	Total Washington			47,692,133

	West Virginia – 0.9% (0.6% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,108,050
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 2.4% (1.6% of Total Investments)
7,490	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	7,939,924
	Bonds, Series 2002, 6.125%, 6/01/27
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial
	Hospital Inc., Series 2000:
1,000	5.750%, 8/15/20 – RAAI Insured	8/10 at 101.00	AA	1,071,070
3,000	5.875%, 8/15/30 – RAAI Insured	8/10 at 101.00	AA	3,234,990
1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,222,404
	Series 2004, 5.750%, 5/01/24

12,640	Total Wisconsin			13,468,388

	Wyoming – 0.3% (0.1% of Total Investments)
1,500	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	1,526,085
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 845,311	Total Investments (cost $796,793,020) – 153.0%			848,058,255

	Other Assets Less Liabilities – 1.3%			7,201,606

	Preferred Shares, at Liquidation Value – (54.3)%			(301,000,000)

	Net Assets Applicable to Common Shares – 100%			$554,259,861

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $796,359,777.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$56,983,855
Depreciation	(5,285,377)

Net unrealized appreciation (depreciation) of investments	$51,698,478

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.